Share Capital and Preference Shares	6 Months Ended
Jun. 30, 2020
Share Capital and Preference Shares
Share Capital and Preference Shares

15. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value of $0.01 per share.

On June 29, 2020, GasLog issued 14,400,000 common shares at a price of $2.50 per share for total gross proceeds of $36,000 through a private placement of unregistered common shares.

As of June 30, 2020, the share capital consisted of 95,114,166 issued and outstanding common shares, par value $0.01 per share, 278,960 treasury shares issued and held by GasLog and 4,600,000 preference shares issued and outstanding. The movements in the number of shares, the share capital, the preference shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2020	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)
Purchase of treasury shares	(323,919)	323,919	—	—	—	—	(2,000)
Proceeds from private placement, net of offering costs	14,400,000	—	—	144	—	34,856	—
Treasury shares distributed for awards vested or exercised in the period	166,415	(166,415)	—	—	—	—	2,441
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(21,149)	—
Outstanding as of June 30, 2020	95,114,166	278,960	4,600,000	954	46	774,378	(1,718)

The treasury shares were acquired by GasLog in relation to the share-based compensation (Note 20).

Dividend distribution

On February 5, 2020, the board of directors declared a quarterly cash dividend of $0.15 per common share, which was paid on March 12, 2020 to shareholders of record as of March 2, 2020 for a total amount of $12,082.

On March 12, 2020, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,516 in the aggregate, payable on April 1, 2020 to holders of record as of March 31, 2020. GasLog paid the declared dividend to the transfer agent on April 1, 2020.

On May 6, 2020, the board of directors declared a quarterly cash dividend of $0.05 per common share payable on May 28, 2020 to shareholders of record as of May 18, 2020 for a total amount of $ 4,035.

On May 14, 2020, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,516 in the aggregate, payable on July 1, 2020 to holders of record as of June 30, 2020. GasLog paid the declared dividend to the transfer agent on July 1, 2020.